Leases - Schedule of Operating Lease Liability Maturity (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Operating Lease Liability Maturity [Line Items]
2025	$ 495	$ 2,854
2026		1,947
2027		109
2028		111
2029		112
Thereafter		437
Total lease payments	1,050	5,570
Less: Imputed interest	(40)	(706)
Present value of future lease payments	$ 1,010	$ 4,864